SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																								3 Months Ended					6 Months Ended		12 Months Ended		16 Months Ended
	Oct. 11, 2021	Sep. 03, 2021	Aug. 06, 2021	Jul. 11, 2021	Jul. 06, 2021	Jun. 23, 2021	May 26, 2021	Apr. 11, 2021	Feb. 09, 2021	Jan. 11, 2021	Dec. 15, 2020	Nov. 24, 2020	Nov. 10, 2020	Oct. 29, 2020	Oct. 28, 2020	Oct. 08, 2020	Oct. 08, 2020	Sep. 04, 2020	May 15, 2020	Apr. 30, 2020	Mar. 16, 2020	Mar. 02, 2020	Mar. 02, 2020	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 13, 2021	Dec. 03, 2020	Jun. 02, 2020	May 06, 2020	Feb. 25, 2020	Feb. 24, 2020	Feb. 11, 2020	Nov. 20, 2019	Sep. 16, 2019	Sep. 11, 2019	Jun. 02, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities								272,332										300,000					369,354
Stock Issued During Period, Value, Conversion of Convertible Securities																		$ 238,449
Stock Issued During Period, Value, Acquisitions																									$ 3,550,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			2,200,000
Common Stock, Shares, Issued																				24,749,354				41,869,622		27,642,828			41,869,622		27,642,828	24,749,354	27,642,828
Warrants and Rights Outstanding, Term																								5 years					5 years
Operating Expenses																								$ 37,189,015			$ 1,242,871		$ 40,464,959	$ 2,332,267	$ 6,850,461	$ 6,232,503
Common Stock, Shares Authorized																				300,000,000				300,000,000		300,000,000			300,000,000		300,000,000	300,000,000	300,000,000					300,000,000	75,000,000
Common Stock, Par or Stated Value Per Share																				$ 0.001				$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding																				24,749,354				41,869,622		27,642,828			41,869,622		27,642,828	24,749,354	27,642,828
Derivative Liability																						$ 53,571	$ 53,571	$ 5,052,934					$ 5,052,934
Forgiveness of net liabilities owed to former majority shareholder																																$ 15,289
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					112,990
Stock Issued During Period, Value, Issued for Services																								$ 799,174	$ 618,554		$ 118,019	$ 65,826			850,129
Extinguishment of Debt, Amount																													$ 5,118,435
Stock Issued During Period, Value, New Issues								$ 1,250,004
Stock Issued During Period, Value, Purchase of Assets																															$ 35,351
Shares issuable																				8,137,859				0		6,921,299			0		6,921,299	8,137,859	6,921,299
Convertible Note Payable Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Notes Payable																						125,000	125,000																	$ 125,000	$ 125,000
Interest Payable																						4,274	$ 4,274
Derivative, Fair Value, Net																																				$ 566,667
Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Acquisitions																						332,239
Forgiveness of net liabilities owed to former majority shareholder																						$ 15,289
Trademark Assignment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.50
Warrants and Rights Outstanding, Term													10 years
Stock Issued During Period, Shares, Purchase of Assets													35,000
Stock Issued During Period, Value, Purchase of Assets													$ 35,351
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions																									540,000
Stock Issued During Period, Value, Acquisitions																									$ 540
Forgiveness of net liabilities owed to former majority shareholder
Stock Issued During Period, Shares, Issued for Services																								18,750	109,687		100,000	243,800			569,582
Stock Issued During Period, Value, Issued for Services																								$ 19	$ 110		$ 100	$ 244			$ 570
Stock Issued During Period, Shares, Purchase of Assets																															35,000
Stock Issued During Period, Value, Purchase of Assets																															$ 35
Related Party Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			2,750,000
Common Stock, Shares, Issued			6,921,299
Conversion of Stock, Shares Converted			9,671,299
Mont-Saic Investments [Member] | Convertible Note Payable Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Issued																																			1,216,560
Convertible Notes Payable																																			$ 1,700,000									$ 1,700,000
Equity Method Investment, Ownership Percentage																																											33.00%
Shares issuable																																			6,921,299
Mont-Saic Investments [Member] | Warrant Assignment and Conveyance Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																															1,216,560
Common Stock, Shares, Issued																																					1,216,560
Equity Method Investment, Ownership Percentage																																										33.00%
Derivative, Fair Value, Net																																										$ 1,492,188
Shares issuable																										6,921,299					6,921,299		6,921,299									8,137,859
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities											500,000
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 500,000
Stock Issued During Period, Value, New Issues											$ 500,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]			7,333,334
Foundation Sports [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions						540,000
Stock Issued During Period, Value, Acquisitions						$ 3,550,000
Related Party Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,636,843
Stock Issued During Period, Value, Conversion of Convertible Securities							$ 6,220,003
Two Employees [Member] | Services Rendered In Lieu Of Cash [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture					50,215
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																									187,803
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																100,000			243,800
Vendor [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services																			$ 65,826
Vendor [Member] | Operating Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services																	$ 114,000
Vendor [Member] | Marketing and Other Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture	18,750			18,750
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																								16,875	$ 16,875
Six New Brand Ambassadors [Member] | As Compensation [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option granted																									90,937
Six New Brand Ambassadors [Member] | As Compensation [Member] | Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																									60,000
Brand ambassadors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																								278,757					$ 747,428
Brand ambassadors [Member] | As Compensation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																										12,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																										$ 0.001					$ 0.001		$ 0.001
Warrants and Rights Outstanding, Term																										10 years					10 years		10 years
Warrant issued for employees and officers compensation																										60,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																										50.00%
Brand ambassadors [Member] | As Compensation [Member] | Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																										$ 59,838
Brand ambassadors [Member] | As Compensation [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																										98,457
Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.75
Warrants and Rights Outstanding, Term															10 years
Service Provider [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense															$ 221,826									105,457					214,552
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted															400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															400,000
Three Members [Member] | As Compensation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																								22,085					$ 45,998			$ 48,502
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																													11,613
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.001
Warrants and Rights Outstanding, Term														10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested														$ 7,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														7,500
Warrant issued for employees and officers compensation																																43,107
Lead Placement Agent [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			266,667
Operating Expenses																								376,000
Lead Placement Agent [Member] | Exercise Price One [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		10,000,000
Key Employees and Officers [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																								$ 32,381,309
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		10,100,000
Warrants and Rights Outstanding, Term		10 years
Key Employees and Officers [Member] | As Compensation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																																$ 3,741,746
Warrant issued for employees and officers compensation																				12,500,000
Key Employees and Officers [Member] | Exercise Price One [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.001
Key Employees and Officers [Member] | Exercise Price Two [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.42
Two Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services										100,000		46,087
Two Vendor [Member] | Marketing and Other Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Issued								18,750																										5,000
Operating Expenses																															$ 43,294
Third Party Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												55,945
Operating Expenses																															146,608
Stock Issued During Period, Value, Issued for Services												$ 30,000
Extinguishment of Debt, Amount												25,278
Stock Issued During Period, Value, New Issues												198,386
Prepaid Expense and Other Assets												$ 39,750														$ 26,500					$ 26,500		$ 26,500
Key Executives [Member] | As Compensation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued for employees and officers compensation									6,000,000
Non-US Warrant Holders [Member] | As Compensation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense																																	$ 70,997
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.001
Warrant issued for employees and officers compensation									1,500,000
Market capitalization threshold									$ 100,000,000